Financial Instruments - Disclosure of Effects of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives Level Three (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) index	Dec. 31, 2022 GBP (£) index
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 10,555	£ 8,897
Liabilities at fair value	(1,790)	(1,811)
Equity and credit contracts
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 35	£ 30
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 2	£ 4
Unfavourable changes	£ (2)	£ (4)
Equity and credit contracts | Reversionary property derivatives
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Shift	10.00%	10.00%
Favourable changes	£ 2	£ 4
Unfavourable changes	£ (4)	£ (4)
Equity and credit contracts | Minimum
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	(5.00%)	(5.00%)
Equity and credit contracts | Maximum
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	5.00%	5.00%
Equity and credit contracts | Weighted average
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	(0.20%)	0.53%
Equity and credit contracts | Weighted average | Reversionary property derivatives
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
HPI spot rate index level | index	513	513
Total loans and advances to customers | Roll-up mortgage portfolio | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 24	£ 28
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 0	£ 1
Unfavourable changes	0	(1)
Total loans and advances to customers | Other loans | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 22	£ 17
Assumption description	Credit spreads	Credit spreads
Shift	20.00%	20.00%
Favourable changes	£ 0	£ 0
Unfavourable changes	£ 0	£ 0
Total loans and advances to customers | Minimum | Roll-up mortgage portfolio | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	(5.00%)	(5.00%)
Total loans and advances to customers | Minimum | Other loans | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.13%	0.19%
Total loans and advances to customers | Maximum | Roll-up mortgage portfolio | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	5.00%	5.00%
Total loans and advances to customers | Maximum | Other loans | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	2.54%	2.04%
Total loans and advances to customers | Weighted average | Roll-up mortgage portfolio | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	1.31%	1.39%
Total loans and advances to customers | Weighted average | Other loans | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.97%	0.98%
Debt securities in issue | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 49	£ 70
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 0	£ 1
Unfavourable changes	£ 0	£ (1)
Debt securities in issue | Reversionary property securities | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Shift	10.00%	10.00%
Favourable changes	£ 2	£ 3
Unfavourable changes	£ (2)	£ (3)
Debt securities in issue | Minimum | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	(5.00%)	(5.00%)
Debt securities in issue | Maximum | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	5.00%	5.00%
Debt securities in issue | Weighted average | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	(0.20%)	0.53%
Debt securities in issue | Weighted average | Reversionary property securities | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
HPI spot rate index level | index	513	513
Equity securities
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Liabilities at fair value		£ (8)
Assumption description		HPI Forward growth rate
Shift		1.00%
Favourable changes		£ 1
Unfavourable changes		£ (1)
Equity securities | Property related options and forwards
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Shift		10.00%
Favourable changes		£ 2
Unfavourable changes		(3)
Equity securities | Unlisted equity shares | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assets at fair value	£ 30	£ 10
Assumption description	Contingent litigation risk	Contingent litigation risk
Shift	20.00%	20.00%
Favourable changes	£ 3	£ 7
Unfavourable changes	£ (3)	£ (7)
Equity securities | Minimum | Property related options and forwards
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value		(5.00%)
Equity securities | Minimum | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	0.00%	0.00%
Equity securities | Maximum | Property related options and forwards
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value		5.00%
Equity securities | Maximum | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	100.00%	100.00%
Equity securities | Weighted average
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value		(0.92%)
Equity securities | Weighted average | Property related options and forwards
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
HPI spot rate index level | index		491
Equity securities | Weighted average | Unlisted equity shares | Other financial assets at FVTPL
Effect Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives - Level 3 [Line Items]
Assumption value	39.00%	0.95%